CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Revenues	$ 13,426	¥ 92,440	¥ 12,927	¥ 870
Operating expenses
General and administrative	3,955	27,229	32,147	36,094
Interest expense	(680)	(4,680)	(22,787)	(9,006)
Loss before income taxes	(9,463)	(65,143)	(152,790)	(121,841)
Net loss			(152,790)	(106,261)
Other comprehensive loss
Foreign currency translation difference	(238)	(1,640)	(3,315)	(7,644)
Total comprehensive loss	(9,262)	(63,759)	(156,978)	(83,318)
Parent Company [Member]
Operating expenses
General and administrative	(1,832)	(12,597)	(5,147)	(3,016)
Operating Income (Loss)	(1,832)	(12,597)	(5,147)	(3,016)
Equity method loss	(6,951)	(49,163)	(148,514)	(72,491)
Interest expense			(2)	(167)
Loss before income taxes	(8,783)	(62,120)	(153,663)	(75,674)
Net loss	(8,783)	(62,120)	(153,663)	(75,674)
Other comprehensive loss
Foreign currency translation difference	(232)	(1,640)	(3,315)	(7,644)
Total comprehensive loss	$ (9,015)	¥ (63,760)	¥ (156,978)	¥ (83,318)